Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current Assets
Cash and cash equivalents	$ 1,750,321	$ 1,377,851
Other current financial assets	976,641	1,079,595
Other current non-financial assets	122,288	200,705
Trade and other receivables, current	649,055	606,137
Trade receivables due from related parties, current	36,799	28,706
Current inventories	1,803,478	1,702,185
Current tax assets	441,794	583,143
Total current assets other than those classified as held for sale or disposal	5,780,376	5,578,322
Non-current assets or groups of assets classified as held for sale	118	118
Total non-current assets held for sale	118	118
Total current assets	5,780,494	5,578,440
Non-current assets
Other non-current financial assets	76,244	60,706
Other non-current non-financial assets	314,348	364,166
Non-current trade receivables	3,295	2,727
Investments accounted for under the equity method	631,199	585,794
Intangible assets other than goodwill	2,553,052	167,968
Goodwill	958	948
Property, plant and equipment, net	4,839,490	4,433,645
Right-of-use assets	70,336	84,070
Non-current tax assets	59,541	59,541
Deferred tax assets	176,003	157,564
Total non-current assets	8,724,466	5,917,129
Total assets	14,504,960	11,495,569
Current liabilities
Other current financial liabilities	470,755	1,163,468
Lease liabilities, current	22,196	23,011
Trade and other payables, current	384,220	471,449
Current trade payables due to related parties	53,406	10,265
Other current provisions	320,005	311,197
Current tax liabilities	113,094	79,841
Provisions for employee benefits, current	68,093	31,546
Other current non-financial liabilities	337,067	128,039
Total current liabilities	1,768,836	2,218,816
Non-current liabilities
Other non-current financial liabilities	4,220,557	3,600,582
Non-current lease liabilities	50,782	60,801
Other non-current provisions	54,444	53,317
Deferred tax liabilities	311,213	298,379
Non-current provisions for employee benefits	45,249	65,607
Total non-current liabilities	4,682,245	4,078,686
Total liabilities	6,451,081	6,297,502
Equity attributable to owners of the Parent
Share capital	1,577,623	1,577,623
Retained earnings	4,032,308	3,620,612
Other reserves	81,331	(37,416)
Equity attributable to owners of the Parent	5,691,262	5,160,819
Non-controlling interests	2,362,617	37,248
Total equity	8,053,879	5,198,067
Total liabilities and equity	$ 14,504,960	$ 11,495,569